Discontinued Operations (Details) - Schedule of Operating Segment - Handshake [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations (Details) - Schedule of Operating Segment [Line Items]
Revenue	$ 795,733	$ 512,300	$ 484,318
Cost of sales	(178,731)	(50,342)	(27,839)
Gross profit	617,002	461,958	456,479
Selling, distribution and administrative expenses	(583,424)	(523,858)	(407,753)
Operating income (loss)	33,578	(61,900)	48,726
Other income (expense)	223	1,116	(7,512)
Foreign exchange gains	423		(1,514)
Finance costs	(86)	(1,648)
Net profit (loss) from discontinued operations	$ 34,138	$ (62,432)	$ 39,700